SEGMENT INFORMATION - SCHEDULE OF SEGMENT REPORTING INFORMATION (Details) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting [Abstract]
Number of operating segments | segment	2									2
Number of reportable segments | segment	2									2
Segment Reporting Information
Revenue	$ 285,283	$ 267,574	$ 268,971	$ 248,817	$ 235,069	$ 238,996	$ 227,581	$ 211,906	$ 209,785	$ 1,020,431	$ 888,268	$ 803,089
Operating income	29,188	$ 67,638	$ 58,356	$ 40,522	27,040	$ 67,538	$ 62,868	$ 57,465	$ 40,696	193,556	228,567	221,333
Adjusted EBITDA	64,586				33,250					278,667	273,448	271,231
Operating Segments | Dating
Segment Reporting Information
Revenue	260,401				210,147					909,705	836,458	788,197
Operating income	34,186				36,065					212,981	253,725	230,273
Adjusted EBITDA	67,274				37,864					284,554	289,287	277,463
Operating Segments | Non-dating
Segment Reporting Information
Revenue	24,882				24,922					110,726	51,810	14,892
Operating income	(4,998)				(9,025)					(19,425)	(25,158)	(8,940)
Adjusted EBITDA	$ (2,688)				$ (4,614)					$ (5,887)	$ (15,839)	$ (6,232)